Financial Assets at Fair Value through Other Comprehensive Income Noncurrent (Tables)	12 Months Ended
Dec. 31, 2021
Noncurrent Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Summary of Financial Assets at Fair Value through Other Comprehensive Income Noncurrent
	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Domestic investments
Listed stocks	$2,754	$459
Non-listed stocks	4,325	3,030
Foreign investments
Non-listed stocks	114	127
	$7,193	$3,616